COMMITMENTS AND CONTINGENCIES (Details)					12 Months Ended
	Nov. 03, 2025 USD ($)	Sep. 29, 2025 USD ($) $ / shares shares	Jun. 01, 2024 USD ($)	Jun. 01, 2024 CAD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 15, 2025 shares	Jan. 01, 2024 USD ($) shares
OPERATING LEASE
One-time cash payment								$ 25,000
Initial grant of stock options | shares								1,000,000
Rent expense						$ 0
Number of stock options issuable to CFO | shares							90,000
PubCo
OPERATING LEASE
Number of warrants issuable | shares		2,500,000
Exercise price of warrants (in dollars per share) | $ / shares		$ 12
PubCo | Series A Cumulative Convertible Preferred Stock
OPERATING LEASE
Number of stock issuable | shares		29,700
Aggregate amount of stock issuable		$ 29,700,000
Dividend rate, if paid in kind (as a percent)		12.00%
Dividend rate, if paid in cash (as a percent)		10.00%
Conversion price | $ / shares		$ 11.88
Conversion ratio		0.0118
Office Space
OPERATING LEASE
Lease term	2 years
Monthly payments			$ 7,500	$ 10,500
Rent expense					$ 86,892	$ 27,589
Office Lease, Vancouver, Canada
OPERATING LEASE
Lease term	2 years
Monthly payments	$ 69,450
Rent expense					$ 3,662